CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Repurchase of common stock (in shares)	0	15,000	0
Balance at January 1 (in shares)	2,167,600
Balance at December 31 (in shares)	2,167,600	2,167,600
Common Stock
Balance at January 1 (in shares)	32,338,302	32,338,302	32,338,302
Balance at December 31 (in shares)	32,338,302	32,338,302	32,338,302
Treasury Stock
Repurchase of common stock (in shares)	0	15,000	0
Balance at January 1 (in shares)	2,167,600	2,152,600	2,152,600
Balance at December 31 (in shares)	2,167,600	2,167,600	2,152,600